UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

(Investment Company Act File Number) 811-09887

KIT COLE INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

851 Irwin Street, Suite 301
San Rafael, CA 94901
(Address of Principal Executive Offices)

(866) 548-2653
(Registrant's Telephone Number)

JEFF TAPPAN
851 Irwin Street, Suite 301
San Rafael, CA 94901
(Name and Address of Agent for Service)

Date of fiscal year end: June 30

Date of reporting period: June 30, 2004

PROXY VOTING FOR KCSGF MUTUAL FUND -- ONLY

PROXIES FROM:					6/30/03-6/30/04
MUTUAL FUND KCSGF		U.S. BANK
PRIVATE CLIENT		NATIONAL FINANCIAL SERVICES LLC: (FIDELITY/TD WATERHOUSE)

								Voted	Matter	Voted
					# of			For or	Proposed	With or
			Sharholdr	Proxy	Shares	Date		Against	By Co. ©/	Against
Company	Ticker	CUSIP #	Mtg Date	Date	Voted	Voted	Proposals	Proposal	Shrdrs(S)	Mgmt

Dell	DELL	2.47E+08	7/18/03	5/30/03	3,800	7/2/03	1- Recommended Directors.	For	C	W
							2- Eliminationation of classified Board.	For	C	W
							3- Change of Co. name to "Dell, Inc."	For	C	W
							4- Approval of Exec. Annual Incentive Bonus Plan.	For	C	W

Nvidia Corp.	NVDA	67066G104	7/10/03	5/20/03	7,700	7/2/03	1- Recommended Directors.	For	C	W
							2- To ratify selection of KPMG LLP as independent auditors for FY2004 ending Jan. 25th.	For	C	W

Electronic Arts	ERTS	2.86E+08	7/31/03	6/30/03	2,150	7/21/03	1- Election of Directors.	For	C	W
							2- Amendment to 2000 Equity Incentive Plan.	For	C	W
							3- Amendment to 2000 Employee Stock Purchase Plan.	For	C	W
							4- Ratification of Apptmt of Independent Auditors.	For	C	W

Flextronics		Y2573F102	9/30/03	9/28/03	14,275	9/28/03	1-3 Recommended Directors.
							4- Ratification of Apptmt of Independent Auditors.	For	C	W
							5- Amendment to 1997 Employee Stock Purchase Plan.	For	C	W
							6- Approval for author. And issuance of stock	For	C	W
							7. Cash Comp. To directors	For	C	W
							8. Approval of renewal of shares relating to acqusition	For	C	W

Cisco			11/11/03	10/22/03	7,150	9/18/03	1- Recommended Directors	For	C	W
							2 Amendment to Employee Stock Purchase Plan.	For	C	W
							3. Approve auditiors	For	C	W
							4. Require listing Gov. Contracts	For	S	A
							5. Disclosing Exec comp	For	S	A

KLA Tencor		4.82E+08	11/5/03	10/22/03	2,775	9/15/03	1- Recommended Directors.	For	C	W
							2- Auditors	For	C	W

CACI		1.27E+08	11/20/03	10/17/03	2,200	10/27/03	1- Recommended Directors.	For	C	W
							2- Auditors	For	C	W

Fox Entertainment		35138T107	11/25/03	10/10/03	3,000	11/5/03	1- Recommended Directors.	For	C	W
							2- Auditors	For	C	W
Jabil Circuits		4.66E+08	1/13/04	12/3/03	3,500	12/29/03	1- Recommended Directors.	For	C	W
							2- Stock option amendment	Against	C	A
							3- Auditors	For	C	W
Sanmina-SCI Corp.	SANM	8.01E+08	1/26/04	12/19/03	21,000	1/22/04	1. Recommended Directors.	For	C	W
							2. Auditors	For	C	W

Ameritrade		03074k100	2/10/04	12/17/03	20,500	2/2/04	1. Recommended Directors.	For	C	W
							2. Auditors	For	C	W
							3. Other business	For	C	W

Fair Isaac		3.03E+08	2/2/04	12/2/03	5,200	2/2/04	1- Recommended Directors.	For	C	W
							2- Stock issue amendment	Against	C	A
							3- Auditors	For	C	W

TYCO Int'l		9.02E+08	3/25/04	1/28/04	10,000	2/25/04	1. Recommended Directors.	For	C	W
							2. Auditors	For	C	W
							3. Amend Bye-laws	For	C	W
							4. Stock and Incentive Plan	Against	C	A
							5. Environmental Reporting	For	S	A
							6. Relocation of Domiciles	For	S	A
							7. Executive Compensation	For	S	A

Nokia		6.55E+08	3/25/04	1/30/04	12,000	3/11/04	1. Recommended Directors	For	C	W
							1. Approval of Fin Statements	For	C	W
							2. Dividend	For	C	W
							3. Release of Liability	Against	C	A
							4. Auditors	For	C	W
							5. Reduce capital by cancelling shares	Against	C	A
							6. Increase Capital by issuing shares	Against	C	A
							7. Share repurchase	For	C	W
							8. Dispose the shares of the company	Against	C	A
							9. Increase capital in foundation	For	C	W
							10. Give Proxy	Against	C	A

Caterpillar		1.49E+08	4/14/04	3/4/04	100	3/11/04	1. Board	For	C	W
							1.5 Amend option plan	Against	C	A
							2. Auditors	For	C	W
							3. Rights plan	For	S	A
							4. Sale to Israel	Against	S	W
							5. HIV	For	S	A

Cendant		1.51E+08	4/20/04	3/1/04	12,925		1. Directors	For	C	W
							2. Amend articles of incorp	Against	C	W
							3. Auditors	For	C	A
							4. Separation of CEO/Chairman	Against	S	W
							5. CEO comp	For	S	A

Goldman Sachs		38141G104	3/31/04	2/2/04	2,375	3/16/04	1. Recommended Directors.	For	C	W
							2. Auditors	For	C	W
							3. Director elections annually	For	S	A

Corning		2.19E+08	4/29/04	3/1/04	21,400	3/19/04	1. Directors	For	C	W
							2. Auditors	For	C	W
							3. Severance	For	C	A

Genetech		3.69E+08	4/16/04	3/18/04	1,325	3/31/04	1. Amend By-laws # of directors	Against	C	A
							2. Directors	For	C	W
							2b. Roche Directors	Against	C	A
							2b2. Burns & Hunziker	For	C	W
							3. Increase auth. shares	Against	C	A
							4. Incentive Plan	Against	C	A
							5. Auditors	For	C	W

Citicorp		1.73E+08	4/20/04	3/16/04	3,750	3/31/04	1. Directors	For	C	W
							2. Auditors	For	C	W
							3. Exec Comp	For	S	A
							4. Politiacl Contrib.	For	S	A
							5. Elimination of top 5 exec deferred comp	For	S	A
							6. Independent Chair	Against	S	W

Capital One		14040H105	4/29/04	3/17/04	4,950	4/5/04	1. Directors	For	C	W
							2. Auditors	For	C	W
							3. Stock Plan	Against	C	A

Juniper		48203R104	4/16/04	3/10/04	10,000	4/5/04	1. NetScreen Merger	For	C	W

GE		3.7E+08	4/28/04	3/9/04	150	4/8/04	A. Board	For	C	W
							B. Auditiors	For	C	W
							C. CEO Comp.	Against	C	A
							1. Cumulative Voting	For	S	A
							2. Animal testing	For	S	A
							3. Nuclear Risk	For	S	A
							4. PCB Clean-up	For	S	A
							5. Offshore sourcing	For	S	A
							6. Sustainability Index	Against	S	W
							7. Comp. Committee Indep.	For	S	A
							8. Pay disparity	For	S	A
							9. Stock opt and Bonuses	For	S	A
							10. Outside directorship	For	S	A
							11. Indep. Chair	Against	S	W
							12. Sale of company	For	S	A
							13. Holding stock from options	For	S	A
							14. Board Indep.	For	S	A
							15. Political Contrib.	For	S	A

Pfizer		71701103	4/22/04	3/12/04	7,000	4/14/04	1. Directors	For	C	W
							2. Auditors	For	C	W
							3. Stock incentive plan	Against	C	A
							4. Economic effects of Pandemics on business	Against	C	W
							5. Political Contrib	For	S	A
							6. Political alliances	For	S	A
							7. Term limit for Directors	For	S	A
							9. Access to Pfizer's products	For	S	A
							10. Inter Vivo Testing	Against	S	W

J2Golbal (TD)		4662e205	4/28/04	3/22/04	2,800	4/16/04	1. Directors	For	C	W
							2. Independent Auditors	For	C	W
							3. Other matters	For	C	W

LabCorp		50540R409	5/12/04	4/13/04	8,175	4/20/04	1. Directors	For	C	W
							2. Stock Options	For	C	A
							3. Auditors	Against	C	W

Intel		4.58E+08	5/19/04	3/31/04	10,366	4/23/04	1. Directors	For	C	W
							2. Auditors	For	C	W
							3. Incentive plan	Against	C	A
							4. Expensing of options	For	S	A
							5. Performance based vesting	For	S	A
							6. Performance based option	For	S	A

Schwab		8.09E+08	5/17/04	3/29/04	18,650	4/30/04	1. Directors	For	C	W
							2. Consolidation of incentive plans	For	C	W

NetTel		65332V103	5/27/04	4/2/04	13,025	4/30/04	1. Directors	For	C	W
							2. Auditors	For	C	W
							3. Stock plan	Againt	C	A

Capital One		14040H105	4/29/04	3/17/04	4,950	4/30/04	1. Directors	For	C	W
							2. Auditors	For	C	W
							3. Stock Plan	Against	C	A

Juniper		48203R104	5/19/04	3/22/04	10,000	5/3/04	1. Directors	For	C	W
							2. Auditors	For	C	W

HSCB Holdings		4.04E+08	5/21/04	4/14/04	3,600	5/3/04	1. Receive reports of 2003	For	C	W
							2. Directors	For	C	W
							3. Auditors	For	C	W
							4. Director comp.	Against	C	A
							5. Repurchase shares	For	C	W
							6. Allot shares	Against	C	A
							7. Disapply preemptive rights	Against	C	A
							8. Increase director comp.	Against	C	A

Intel		4.58E+08	5/19/04	4/28/04	10,366	5/3/04	1. Directors	For	C	W
							2. Auditors	For	C	W
							3. Stock Plan	Against	C	A
							4. Expensing options	For	S	A
							5. Performance Vesting	For	S	A
							6. Performance based options	For	S	A

Home Depot		4.37E+08	5/27/04	4/12/04	5,396	5/6/04	1. Directors	For	C	W
							2. Auditors	For	C	W
							3. Director term limit	For	S	A
							4. Poison pill	For	S	A
							5. Option vesting	For	S	A
							6. Human Rights standard	Against	S	W
							7. Severance	For	S	A
							8. Cummulative voting	For	S	A

Retek		76118Q109	5/25/04	4/16/04	26,305	5/6/04	1. Directors	For	C	W
							2. Auditors	For	C	W

PacSun		6.95E+08	5/19/04	4/12/04	8,762	5/10/04	1. Directors	For	C	W
							2. Auditors	For	C	W

Express Script		3.02E+08	5/26/04	4/16/04	4,150	5/11/04	1. Directors	For	C	W
							2. Increase # shares outstanding	Against	C	A
							3. Auditors	For	C	W

PetsMart		7.17E+08	6/10/04	4/26/04	12,650	5/18/04	1. Directors	For	C	W
							2. Auditors	For	C	W

DaVita		23918k108	5/24/04	4/21/04	8,200	5/19/04	1. Directors	For	C	W

Hot Topic		4.41E+08	6/17/04	4/21/04	9,250	5/24/04	1. Directors	For	C	W
							2. Auditors	For	C	W

Chico's		1.69E+08	6/22/04	4/26/04	12,855	05/24/04	1. Directors	For	C	W
							2. Amend By-laws fbo increase board	Against	C	A
							3. ESPP increase	Against	C	A
							4. Auditors	For	C	W

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KIT COLE INVESTMENT TRUST

By (Signature and Title)* /s/ Jeff Tappan, Treasurer

Date 8/25/2004

* Print the name and title of each signing officer under his or her signature.